Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	17
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 22, 2012
Closing Date:		October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$149,211,258.61	0.2990206	$114,228,861.15	0.2289156	$34,982,397.47
Class A-3 Notes	$451,000,000.00	1.0000000	$451,000,000.00	1.0000000	$-
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$824,441,258.61	0.5455432	$789,458,861.15	0.5223949	$34,982,397.47

Weighted Avg. Coupon (WAC)	3.97%		3.98%
Weighted Avg. Remaining Maturity (WARM)	41.75		40.91
Pool Receivables Balance	$869,058,275.74		$831,962,993.47
Remaining Number of Receivables	65,345		64,220

Adjusted Pool Balance	$858,792,977.72		$822,352,980.36

III. COLLECTIONS

Principal:
Principal Collections	$35,978,369.30
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$659,698.03
Total Principal Collections	$36,638,067.33

Interest:
Interest Collections	$2,827,821.61
Late Fees & Other Charges	$74,294.05
Interest on Repurchase Principal	$-
Total Interest Collections	$2,902,115.66

Collection Account Interest	$270.18
Reserve Account Interest	$59.67
Servicer Advances	$-

Total Collections	$39,540,512.84

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	17
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections					$39,540,512.84
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$47,322,312.04
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$724,215.23	$-	$724,215.23	$724,215.23
Collection Account Interest					$270.18
Late Fees & Other Charges					$74,294.05
Total due to Servicer					$798,779.46

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$49,737.09		$49,737.09
Class A-3 Notes		$199,191.67		$199,191.67
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$340,835.76		$340,835.76	$340,835.76

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$38,322,973.78

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$34,982,397.47

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$34,982,397.47
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$34,982,397.47		$34,982,397.47
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$34,982,397.47

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,340,576.31

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,265,298.02
Beginning Period Amount	$10,265,298.02
Current Period Amortization	$655,284.91
Ending Period Required Amount	$9,610,013.11
Ending Period Amount	$9,610,013.11
Next Distribution Date Amount	$8,980,642.19

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$34,351,719.11	$32,894,119.21	$32,894,119.21
Overcollateralization as a % of Original Adjusted Pool		2.21%	2.11%	2.11%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	17
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.96%	63,552	98.61%	$820,409,559.21
30 - 60 Days	0.83%	534	1.10%	$9,171,934.07
61 - 90 Days	0.16%	103	0.22%	$1,802,932.43
91 + Days	0.05%	31	0.07%	$578,567.76
		64,220		$831,962,993.47
Total
Delinquent Receivables 61 + days past due	0.21%	134	0.29%	$2,381,500.19
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.32%	206	0.41%	$3,594,348.54
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.35%	232	0.46%	$4,170,702.08
Three-Month Average Delinquency Ratio	0.29%		0.39%

Repossession in Current Period		54		$942,429.53
Repossession Inventory		91		$718,048.42

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,116,912.97
Recoveries				$(659,698.03)
Net Charge-offs for Current Period				$457,214.94

Beginning Pool Balance for Current Period				$869,058,275.74

Net Loss Ratio				0.63%
Net Loss Ratio for 1st Preceding Collection Period				0.68%
Net Loss Ratio for 2nd Preceding Collection Period				0.72%
Three-Month Average Net Loss Ratio for Current Period				0.68%

Cumulative Net Losses for All Periods				$8,572,444.54
Cumulative Net Losses as a % of Initial Pool Balance				0.54%

Principal Balance of Extensions				$2,933,165.31
Number of Extensions				165

The undersigned hereby certifies that the foregoing information is complete and that no Servicer Termination Event has occurred.

HYUNDAI CAPITAL AMERICA, AS SERVICER

By:
Name:	Sukjin Oh
Title:	Treasurer
Date:	March 10, 2014

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